Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Other related party transactions
Other Related Party Transactions
	For the years ended December 31,
	2021	2020	2019
Legal Fees	$85,815	$224,479	$276,261
Design Services	4,013	-	-